Tax credit and other receivables/Other payables - Summary Of Income Tax Credit Recognized In Profit Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Loss before Tax / Profit	€ (158,515)	€ (112,774)	€ (67,726)
Tax income (at 25%)	39,629	28,150	16,932
Unrecognized deferred tax assets on tax losses and temporary differences	(39,629)	(28,150)	(16,932)
R&D tax credits	(1,064)	(685)	(5,468)
Other movements	(5,659)	(18)	542
Income tax credit	€ (6,723)	€ (703)	€ (4,926)